Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

The following table summarizes our contractual obligations and their maturity dates as of June 30, 2012:

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 year	2- year	3- year	4- year	5- year	More than 5 years
	(U.S. dollars in thousands)

Long-term debt	$88,946	$88,946	$—	$—	$—	$—	$—

Interest on variable-rate debt	1,290	1,290	—	—	—	—	—

Services fees to the Manager	10,227	1,635	1,635	1,635	1,635	1,635	2,052

Management fees to the Manager	10,494	1,366	911	911	911	911	5,484

Total obligations	$110,957	$93,237	$2,546	$2,546	$2,546	$2,546	$7,536